SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,720,754	$ 6,844,648	$ 6,854,357
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,054,014	6,207,746	6,287,324
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	369,664	398,110	381,866
Cyprus [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	232,374	152,066	124,072
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 64,702	$ 86,726	$ 61,095